Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2025
Dates
31-Jan-2025
Actual/360 Days
34
30/360 Days
30
18-Feb-2025
15-Feb-2025
Collection Period No.
13
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1, A-2B Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Jan-2025
13-Feb-2025
14-Feb-2025
18-Feb-2025
15-Jan-2025
15-Jan-2025
Summary
Beginning
Balance
0.00
128,969,653.69
128,969,653.69
476,600,000.00
98,010,000.00
Principal
Payment
0.00
17,216,169.99
17,216,169.99
0.00
0.00
Ending
Balance
0.00
111,753,483.70
111,753,483.70
476,600,000.00
98,010,000.00
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
70.413783
70.413783
0.000000
0.000000
Initial
Balance
295,700,000.00
244,500,000.00
244,500,000.00
476,600,000.00
98,010,000.00
Note
Factor
0.000000
0.457069
0.457069
1.000000
1.000000
832,549,307.38
798,1
16,967.40
34,432,339.98
T
otal Note Balance
1,359,310,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
34,854,167.03
867,403,474.41
40,439,367.00
907,842,841.41
34,854,167.03
832,971,134.43
38,821,610.05
871,792,744.48
34,856,681.09
1,394,166,681.09
65,292,162.27
1,459,458,843.36
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
34,856,681.09
34,854,167.03
34,854,167.03
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.060000%
4.776540%
4.800000%
4.790000%
Interest Payment
0.00
543,822.04
581,804.89
1,906,400.00
391,223.25
Interest per
$1000 Fac
e
Amount
0.000000
2.224221
2.379570
4.000000
3.991667
Interest & Principal
Payment
0.00
17,759,992.03
17,797,974.88
1,906,400.00
391,223.25
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
72.638004
72.793353
4.000000
3.991667
$37,855,590.16
T
otal
$3,423,250.18

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2025
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
41,972,769.87
0.00
41,972,769.87
33,406,782.23
6,146,608.39
1,082,504.80
1,195,001.75
0.00
0.00
141,872.70
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
756,535.70
0.00
0.00
3,423,250.18
0.00
0.00
34,432,339.98
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
41,972,769.87
3,360,644.01
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
756,535.70
0.00
0.00
0.00
756,535.70
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2A Notes
thereof on Clas
s
A-2B Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
3,423,250.18
0.00
543,822.04
581,804.89
1,906,400.00
391,223.25
0.00
0.00
0.00
0.00
0.00
0.00
3,423,250.18
0.00
543,822.04
581,804.89
1,906,400.00
391,223.25
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2A
Notes
thereof on Clas
s
A-2B
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
3,423,250.18
3,423,250.18
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
34,432,339.98
0.00
0.00
0.00
34,432,339.98
Aggregate Principal Distributabl
e
Amount
34,432,339.98
34,432,339.98
0.00

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2025
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
3,485,416.70
0.00
3,485,416.70
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
11,846.41
130,026.29
141,872.70
3,485,416.70
0.00
11,846.41
11,846.41
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2025
Pool Statistics
Pool Data
7.93%
48.21
21.83
Cutoff Date Pool Balance
Amount
1,459,458,843.36
Pool Balance beginning of Collection Period
907,842,841.41
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
871,792,744.48
20,534
21,238
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
29,733
18,276,637.47
15,130,144.76
0.00
2,643,314.70
Pool Factor
59.73%
7.74%
60.69
8.92

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2025
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
20,534
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.42%
1.10%
0.39%
0.10%
100.00%
857,988,382.63
9,584,773.95
3,382,408.65
837,179.25
871,792,744.48
20,290
171
58
15
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.484%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
17,816.96
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.027%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
12,988,566.09
433,507.36
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
60
729
Losses
(1)
Amount
2,643,314.70
1,068,176.96
1,141,630.38
Number of Receivables
Number of Receivables
Amount
33,411,509.83
12,888,036.61
7,534,907.13
Current
Cumulative
0.890%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.585%
Prior Collection Period
0.898 % Second Prior
Collection
Period
1.314
%
Third
Prior
Collection
Period
1.314%